Short Term Leases - Schedule Of Future Minimum Lease Payments Under Non-cancelable Operating Leases (Detail) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
Remainder of 2023	$ 38
2023 and 2024	153	$ 217
2025	157
2026	107
Total minimum payments required	455	$ 217
Less: implied interest	(87)
Total Lease Liability	$ (368)